Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Variable Interest Entity [Line Items]
Total assets	¥ 292,570,296	¥ 280,886,326	¥ 253,661,077
Consolidated assets, Cash and due from banks	8,656,322	3,353,236	¥ 3,689,228	¥ 3,619,253
Consolidated assets, Interest-earning deposits in other banks	41,017,579	37,364,698
Consolidated assets, Trading account assets	50,825,399	46,904,903
Consolidated assets, Investment securities	45,647,614	52,207,974
Consolidated assets, Loans	121,679,828	117,209,723
Total liabilities	277,722,029	265,604,985
Consolidated liabilities, Deposits	181,438,087	171,991,267
Consolidated liabilities, Other short-term borrowings	9,357,728	11,545,807
Consolidated liabilities, Long-term debt	21,972,077	19,968,735
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	10,873,459	11,641,143
Consolidated assets, Cash and due from banks	1,409	1,240
Consolidated assets, Interest-earning deposits in other banks	52,527	51,136
Consolidated assets, Trading account assets	2,048,039	3,069,297
Consolidated assets, Investment securities	1,383,637	1,077,274
Consolidated assets, Loans	7,194,695	7,115,889
Consolidated assets, All other assets	193,152	326,307
Total liabilities	869,212	1,245,785
Consolidated liabilities, Other short-term borrowings	37,892	49,594
Consolidated liabilities, Long-term debt	691,400	793,333
Consolidated liabilities, All other liabilities	139,920	402,858
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member]
Variable Interest Entity [Line Items]
Total assets	18,061,874	13,580,773
Consolidated assets, Cash and due from banks	53,346	43,507
Consolidated assets, Interest-earning deposits in other banks	155,938	342,107
Consolidated assets, Trading account assets	2,059,584	3,079,771
Consolidated assets, Investment securities	1,438,423	1,085,980
Consolidated assets, Loans	14,155,543	8,697,021
Consolidated assets, All other assets	199,040	332,387
Total liabilities	15,767,170	10,319,275
Consolidated liabilities, Deposits	7,108,450	1,734,749
Consolidated liabilities, Other short-term borrowings	5,604,156	5,576,611
Consolidated liabilities, Long-term debt	2,377,040	2,204,930
Consolidated liabilities, All other liabilities	677,524	802,985
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	7,262,291	6,684,623
Consolidated assets, Cash and due from banks	53,051	42,049
Consolidated assets, Interest-earning deposits in other banks	61,770	145,671
Consolidated assets, Trading account assets	16,674	7,524
Consolidated assets, Investment securities	1,304,254	941,477
Consolidated assets, Loans	5,819,188	5,537,704
Consolidated assets, All other assets	7,354	10,198
Total liabilities	7,274,698	6,742,899
Consolidated liabilities, Other short-term borrowings	5,560,088	5,523,847
Consolidated liabilities, Long-term debt	1,097,088	698,500
Consolidated liabilities, All other liabilities	617,522	520,552
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	2,206,443	3,436,571
Consolidated assets, Cash and due from banks		1,198
Consolidated assets, Interest-earning deposits in other banks	86,802	183,401
Consolidated assets, Trading account assets	2,024,839	3,033,831
Consolidated assets, Investment securities	202	13,481
Consolidated assets, All other assets	94,600	204,660
Total liabilities	37,031	251,932
Consolidated liabilities, All other liabilities	37,031	251,932
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	255,692	235,840
Consolidated assets, Interest-earning deposits in other banks	5,274	3,752
Consolidated assets, Loans	192,898	206,652
Consolidated assets, All other assets	57,520	25,436
Total liabilities	151,725	133,220
Consolidated liabilities, Other short-term borrowings	562	373
Consolidated liabilities, Long-term debt	144,047	123,203
Consolidated liabilities, All other liabilities	7,116	9,644
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	16,963	52,664
Consolidated assets, Trading account assets	16,963	37,664
Consolidated assets, All other assets		15,000
Total liabilities	16,974	52,561
Consolidated liabilities, Long-term debt	16,000	51,246
Consolidated liabilities, All other liabilities	974	1,315
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Total assets	1,164,406	1,351,762
Consolidated assets, Loans	1,140,164	1,320,562
Consolidated assets, All other assets	24,242	31,200
Total liabilities	1,139,762	1,327,025
Consolidated liabilities, Other short-term borrowings	21,400	22,600
Consolidated liabilities, Long-term debt	1,117,834	1,303,665
Consolidated liabilities, All other liabilities	528	760
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets	7,131,055	1,760,389
Consolidated assets, Interest-earning deposits in other banks	1,368	8,591
Consolidated assets, Trading account assets	1,108	752
Consolidated assets, Investment securities	133,909	130,960
Consolidated assets, Loans	6,979,432	1,600,302
Consolidated assets, All other assets	15,238	19,784
Total liabilities	7,122,766	1,753,476
Consolidated liabilities, Deposits	7,108,450	1,734,749
Consolidated liabilities, All other liabilities	14,316	18,727
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Others [Member]
Variable Interest Entity [Line Items]
Total assets	25,024	58,924
Consolidated assets, Cash and due from banks	295	260
Consolidated assets, Interest-earning deposits in other banks	724	692
Consolidated assets, Investment securities	58	62
Consolidated assets, Loans	23,861	31,801
Consolidated assets, All other assets	86	26,109
Total liabilities	24,214	58,162
Consolidated liabilities, Other short-term borrowings	22,106	29,791
Consolidated liabilities, Long-term debt	2,071	28,316
Consolidated liabilities, All other liabilities	37	55
Consolidated VIEs [Member] | Amounts Eliminated in Consolidation [Member]
Variable Interest Entity [Line Items]
Total assets	(7,188,415)	(1,939,630)
Consolidated assets, Cash and due from banks	(51,937)	(42,267)
Consolidated assets, Interest-earning deposits in other banks	(103,411)	(290,971)
Consolidated assets, Trading account assets	(11,545)	(10,474)
Consolidated assets, Investment securities	(54,786)	(8,706)
Consolidated assets, Loans	(6,960,848)	(1,581,132)
Consolidated assets, All other assets	(5,888)	(6,080)
Total liabilities	(4,415,123)	(4,118,306)
Consolidated liabilities, Deposits	(1,315)
Consolidated liabilities, Other short-term borrowings	(2,705,460)	(2,685,675)
Consolidated liabilities, Long-term debt	(1,682,442)	(1,411,562)
Consolidated liabilities, All other liabilities	(25,906)	(21,069)
Consolidated VIEs [Member] | Amount of Liabilities with Recourse to General Credit of MUFG Group [Member]
Variable Interest Entity [Line Items]
Total liabilities	(10,482,835)	(4,955,184)
Consolidated liabilities, Deposits	(7,107,135)	(1,734,749)
Consolidated liabilities, Other short-term borrowings	(2,860,804)	(2,841,342)
Consolidated liabilities, Long-term debt	(3,198)	(35)
Consolidated liabilities, All other liabilities	¥ (511,698)	¥ (379,058)